Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information (Unaudited)
Quarterly Financial Results
	2013 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,356	$32,075	$32,158	$33,163	$128,752
Operating Income	5,940	6,113	6,188	12,238	30,479
Net Income	3,773	3,880	3,905	6,995	18,553
Net Income Attributable to AT&T	3,700	3,822	3,814	6,913	18,249
Basic Earnings Per Share Attributable
to AT&T1	$0.67	$0.71	$0.72	$1.31	$3.39
Diluted Earnings Per Share Attributable
to AT&T1	$0.67	$0.71	$0.72	$1.31	$3.39
Stock Price
High	$36.87	$39.00	$36.31	$36.80
Low	32.76	34.10	33.19	33.09
Close	36.69	35.40	33.82	35.16
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12), special termination charges (Note 12) and charges for employee separations (Note 1).

	2012 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,822	$31,575	$31,459	$32,578	$127,434
Operating Income (Loss)	6,101	6,817	6,037	(5,958)	12,997
Net Income (Loss)	3,652	3,965	3,701	(3,779)	7,539
Net Income (Loss) Attributable to AT&T	3,584	3,902	3,635	(3,857)	7,264
Basic Earnings (Loss) Per Share
Attributable to AT&T1	$0.60	$0.67	$0.63	$(0.68)	$1.25
Diluted Earnings (Loss) Per Share
Attributable to AT&T1	$0.60	$0.66	$0.63	$(0.68)	$1.25
Stock Price
High	$31.97	$36.00	$38.58	$38.43
Low	29.02	29.95	34.24	32.71
Close	31.23	35.66	37.70	33.71
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12).